Related Party Transactions (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Nov. 30, 2011	Dec. 31, 2010
Related Party Transactions (Textual)
Advances from related party	$ 3,000	$ 3,000	$ 3,000